Shareholders' Equity The number of remaining shares authorized to be issued under the various equity plans (Details)	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized	500,000,000	500,000,000
US Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	(15,043,505)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	(97,500)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	(3,398,573)
Total common shares under the Equity Plans	7,710,422
Non US Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	(2,100,000)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	(885,000)
Total common shares under the Equity Plans	2,715,000
US Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized	26,250,000
2003 Equity Plan [Member] | US Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized	2,500,000
2003 Equity Plan [Member] | Non US Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	0
2009 Equity Plan [Member] | US Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	23,750,000
2009 Equity Plan [Member] | Non US Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	0
Non US Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,700,000
Non US Plan [Member] | US Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	0